Summary of Significant Accounting Policies (Tables)	3 Months Ended
Mar. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Estimated Useful Lives of the Related Asset	Depreciation is calculated using the straight-line method over the following estimated useful lives of the related assets:
Property and Equipment	Useful Life
Land improvements	20 – 30 years
Buildings	20 – 30 years
Magnet plant equipment	10 – 20 years
Lab equipment	3 – 15 years
Leasehold improvements	Lesser of estimated useful life or remaining lease term